NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Numerator:
Net income attributable to UTStarcom Holdings Corp.	$4,820	$6,981	$290
Denominator:
Weighted average shares outstanding-Basic	35,642	35,467	35,806
Potentially dilutive common stock equivalents-stock options and restricted stock	677	709	596
Weighted average shares outstanding-Diluted	36,319	36,176	36,402
Net Income per share attributable to UTStarcom Holdings Corp.- Basic	0.14	$0.20	$0.01
Net Income per share attributable to UTStarcom Holdings Corp.-Diluted	$0.13	$0.19	$0.01